Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities
Schedule of various commodity derivatives in place to offset uncertain price fluctuations that could affect the entity's future operations

	December 31, 2016
				Weighted	Final
		Low	High	Average	Expiration
Oil swaps	Exercise price	$43.65	$86.85	$64.49	June 2019
	Offset exercise price	$42.00	$49.00	$47.14
	Net barrels per month	—	148,000	87,233
Natural gas swaps	Exercise price	$2.78	$4.67	$3.65	June 2019
	Offset exercise price	$2.75	$3.02	$2.83
	Net mmbtu per month	—	1,470,000	1,024,000
Natural gas liquids swaps	Exercise price	$18.06	$72.52	$24.60	December 2017
	Barrels per month	110,000	121,000	114,833
Oil collars	Puts (floors)	$45.00	$50.00	$48.52	December 2019
	Calls (ceilings)	$56.60	$61.00	$59.64
	Net barrels per month	65,000	73,000	67,500
Natural gas collars	Puts (floors)	$2.55	$2.55	$2.55	December 2019
	Calls (ceilings)	$3.08	$3.41	$3.19
	Net barrels per month	950,000	1,050,000	990,833

	December 31, 2015
				Weighted	Final
		Low	High	Average	Expiration
Oil swaps	Exercise price	$54.53	$100.87	$79.16	June 2019
	Barrels per month	54,000	194,000	97,119
Natural gas swaps	Exercise price	$3.22	$6.45	$4.25	June 2019
	mmbtu per month	700,000	1,640,000	1,042,857
Natural gas basis swaps	Contract differential	$(0.39)	$(0.11)	$(0.18)	December 2016
	mmbtu per month	1,190,000	1,730,000	1,360,833
Natural gas liquids swaps	Exercise price	$8.90	$95.24	$32.62	December 2017
	Barrels per month	2,000	112,000	51,792

Schedule of commodity derivative contracts that are netted on Consolidated Balance Sheet

			Net Amounts
		Gross	of Assets /	Gross Amounts
	Gross Amounts	Amounts	Liabilities	Not
	of Recognized	Offset in the	Presented in	Offset in the
	Assets /	Balance	the Balance	Balance
(in thousands of dollars)	Liabilities	Sheet	Sheet	Sheet	Net Amount
December 31, 2016
Commodity derivative contracts
Assets	$79,649	$(20,805)	$58,844	$—	$58,844
Liabilities	(36,664)	20,805	(15,859)	—	(15,859)
December 31, 2015
Commodity derivative contracts
Assets	$218,036	$(527)	$217,509	$—	$217,509
Liabilities	(538)	527	(11)	—	(11)